INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory income tax rate	21.00%	21.00%	21.00%
Non-capital losses available for future use	$ 14,860